Note 15 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	As of December 31, 2024	As of December 31, 2023

Deferred Tax Assets
Net operating loss carryforwards	$496,028	$423,228
Allowance for credit losses	115,111	151,335
Lease liabilities	216,316	96,541
Total deferred tax assets	827,455	671,104
Less: valuation allowance	(560,338)	(574,563)
Deferred tax assets, net of valuation allowance	$267,117	$96,541
Net off against deferred tax liabilities	(267,117)	(96,541)
Net deferred tax assets	$-	$-

	As of December 31, 2024	As of December 31, 2023

Deferred Tax Liabilities
Right-of-use assets	$267,117	$96,541
Deferred tax liabilities	$267,117	$96,541
Net off against deferred tax assets	(267,117)	(96,541)
Net deferred tax liabilities	$-	$-

The roll-forward of valuation allowance of deferred tax assets were as follows:

	For the Years Ended December 31,
	2024	2023	2022

Balance at beginning of the year	$574,563	$89,763	$154,941
Additions	111,410	488,670	-
Utilization	-	-	(62,982)
Reversal	(112,902)	-	-
Exchange rate effect	(12,733)	(3,870)	(2,196)
Total income before income taxes	$560,338	$574,563	$89,763